Investment - Summary of Balances and Changes in Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of associates [line items]
Associates, beginning	R$ 25,341	R$ 22,731	R$ 21,537
Capital reduction	(1,250)
Dividends	(1,220)	(1,264)	(948)
Share of profit (loss) of associates	1,467	3,874	2,142
Associates, ending	24,338	25,341	22,731
Transportadora sulbrasileira de gas [member]
Summary of associates [line items]
Associates, beginning	6,348	6,001	5,743
Capital reduction	(1,250)
Dividends	(984)	(865)	(948)
Share of profit (loss) of associates	575	1,212	1,206
Associates, ending	4,689	6,348	6,001
Oxicap Industria de Gases [member]
Summary of associates [line items]
Associates, beginning	14,458	12,981	12,000
Share of profit (loss) of associates	908	1,477	981
Associates, ending	15,366	14,458	12,981
Quimica da bahia Industria e Comercio [member]
Summary of associates [line items]
Associates, beginning	3,618	3,678	3,684
Share of profit (loss) of associates	(28)	(60)	(6)
Associates, ending	3,590	3,618	3,678
Metalurgica plus [member]
Summary of associates [line items]
Associates, beginning	340	71	110
Share of profit (loss) of associates	(112)	269	(39)
Associates, ending	228	340	R$ 71
Plenogas distribuidora de gas [member]
Summary of associates [line items]
Associates, beginning	577
Dividends	(236)	(399)
Share of profit (loss) of associates	124	976
Associates, ending	R$ 465	R$ 577